Pension and Other Employee Benefits (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011 Y USDperhour	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011
Pension and Other Postretirement Benefits
Percentage workforce of the entity represented by UMWA	38.00%
Increase in the workforce represented by the UMWA	300
Number of multiemployer benefit plans	2
UMWA 1974 Pension Plan
Pension and Other Postretirement Benefits
Required contribution per hour worked by employees under collective bargaining agreement	5.50
Contributions to the plans	$ 19,520,000	$ 13,425,000	$ 10,732,000
Percentage required for getting listed under Form 5500 filed	5.00%
Required funded percentage under Pension Protection Act	80.00%
Maximum number of years to reach a projected funding deficiency in addition to specified funded percentage to deem plan as endangered or seriously endangered	7
Minimum funded percentage for specified period to deem plan as endangered or seriously endangered	80.00%
Minimum funded percentage for specified period to deem plan as critical	65.00%
Nondeductible excise tax rate on accumulated funding deficiency for not meeting the ERISA's minimum funding requirement	5.00%
Number of plan years used in calculating employer's share of the unfunded vested benefits	5
Unfunded vested benefits				4,300,000,000
Percentage of hours worked compared during the previous five plan years to the total hours worked by all plan participants	9.00%
Combined fund and 1992 benefit fund
Pension and Other Postretirement Benefits
Contributions to the plans			300,000
1993 Benefit Plan
Pension and Other Postretirement Benefits
Contributions to the plans	$ 1,800,000	$ 3,800,000	$ 3,600,000
Contribution per hour worked by employees under 2011 labor agreement	0.50	0.50	0.50
Contribution per hour worked by employees under 2007 agreement		1.42	1.44
Contribution per hour worked by employees under the Tax Relief and Health Care Act of 2006		0.92	0.94